Employee Benefit Plans (Cash Flows) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	$ 200
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	201	201
Pension Benefits [Member] | U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	201	201
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	0	0
Other Postretirement Benefits [Member] | U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	$ 0	$ 0